                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 39                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 39                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: March 10, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on March 10, 2006 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 MARCH 10, 2006

American Century Investments

PROSPECTUS

INTERNATIONAL VALUE FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL
INTERMEDIARIES BY INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND
IS CLOSED TO OTHER INVESTORS, BUT THOSE INVESTORS
WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL
INVESTMENTS AND REINVEST DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS AS LONG AS
SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Table of Contents

AN OVERVIEW OF THE FUND

FUND PERFORMANCE HISTORY

FEES AND EXPENSES

OBJECTIVES, STRATEGIES AND RISKS

MANAGEMENT

INVESTING DIRECTLY WITH AMERICAN CENTURY

INVESTING THROUGH A FINANCIAL INTERMEDIARY

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

SHARE PRICE AND DISTRIBUTIONS

TAXES

MULTIPLE CLASS INFORMATION

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in  securities of issuers from a minimum of three  countries  outside the  United  States  that  management  believes  are  undervalued  based on such measures as, for example, company book or asset values, earnings, cash flows and business franchises

The fund's principal risks include:

     o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

     o    PRICE  VOLATILITY  - The  value of the  fund's  shares  may  fluctuate significantly in the short term.

     o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them. In other words,  it is possible to lose money by investing in the fund.

     o    STYLE RISK - If the market does not  consider  the  individual  stocks purchased  by the fund to be  undervalued,  the  value  of the  fund's shares  may not rise as high as other  funds and may in fact  decline, even if stock prices generally are increasing.

     o    FOREIGN RISK - The fund invests primarily in foreign securities, which are generally  riskier than U.S.  securities.  As a result the fund is subject to foreign risk,  meaning that political events (such as civil unrest,  national  elections  and  imposition  of exchange  controls),
          social  and  economic   events  (such  as  labor  strikes  and  rising
          inflation),  and natural  disasters  occurring in a country  where the fund  invests  could cause the fund's  investments  in that country to experience gains or losses.

     o    CURRENCY  RISK - Because  the fund  generally  invests  in  securities denominated  in foreign  currencies,  the fund is subject to  currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between  foreign  currencies and the U.S.
          dollar.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

               The fund's performance history is not available as of the date of this prospectus.  When the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly  returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

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                                  INVESTOR   INSTITUTIONAL  A CLASS    B CLASS    C CLASS     R CLASS
                                   CLASS     CLASS
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Maximum Sales Charge (Load)         None       None          5.75%     None       None        None
Imposed on Purchases
   (as a percentage of offering
    price)
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge       None       None        None(1)    5.00%(2)   1.00%(3)    None
(Load)
   (as a percentage of the original
   offering price for B Class
   shares or the lower of the
   original offering price
   or redemption proceeds
   for A and C Class shares)
---------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee             2.00%(4)   2.00%(4)    None       None       None        2.00%(4)
   (as a percentage of amount
   redeemed/exchanged)
---------------------------------------------------------------------------------------------------------
Maximum Account Maintenance Fee     $25(5)     None        None       None       None        None
---------------------------------------------------------------------------------------------------------

1    INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

2    THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

3    THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

4    APPLIES  ONLY TO SHARES HELD FOR LESS THAN 60 DAYS.  THE FEE DOES NOT APPLY
     TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

5    APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------

                           MANAGEMENT   DISTRIBUTION AND    OTHER        TOTAL ANNUAL FUND
                           FEE(1)       SERVICE (12B-1)     EXPENSES(3)  OPERATING EXPENSES
                                        FEES(2)
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   Investor Class          1.30%        0.00%               0.00%        1.30%
-------------------------------------------------------------------------------------------
   Institutional Class     1.10%        0.00%               0.00%        1.10%
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   A Class                 1.30%        0.25%               0.00%        1.55%
-------------------------------------------------------------------------------------------
   B Class                 1.30%        1.00%               0.00%        2.30%
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   C Class                 1.30%        1.00%               0.00%        2.30%
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   R Class                 1.30%        0.50%               0.00%        1.80%
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1    THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management.

2    THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE Multiple Class Information AND Service,  Distribution
     and Administrative Fees, PAGE X.

3    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . .your cost of investing in the fund would be:

--------------------------------------------------------------------------------
                            1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
   Investor Class           $132         $410         $710          $1,558
--------------------------------------------------------------------------------
   Institutional Class      $112         $349         $604          $1,334
--------------------------------------------------------------------------------
   A Class                  $723         $1,034       $1,366        $2,302
--------------------------------------------------------------------------------
   B Class                  $631         $1,012       $1,319        $2,423
--------------------------------------------------------------------------------
   C Class                  $231         $712         $1,219        $2,607
--------------------------------------------------------------------------------
   R Class                  $182         $563         $968          $2,098
--------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

--------------------------------------------------------------------------------
                            1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
   Investor Class           $132         $410         $710          $1,558
--------------------------------------------------------------------------------
   Institutional Class      $112         $349         $604          $1,334
--------------------------------------------------------------------------------
   A Class                  $723         $1,034       $1,366        $2,302
--------------------------------------------------------------------------------
   B Class                  $231         $712         $1,219        $2,423
--------------------------------------------------------------------------------
   C Class                  $231         $712         $1,219        $2,607
--------------------------------------------------------------------------------
   R Class                  $182         $563         $968          $2,098
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?
The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in  securities of issuers from a minimum of three  countries  outside the United  States.  Any income  realized  will be  incidental.

The fund's investments in equity securities may include small, medium, and large capitalization  issues.  The  strategy  for the fund will  reflect a  bottom-up,
value-oriented  and  long-term   investment   philosophy.   In  choosing  equity
investments,  the fund's  manager  will focus on the market price of a company's securities in relation to the company's  long-term earnings (typically 5 years), asset value and cash flow  potential.  A company's  historical  value  measures, including  price/earnings ratio, profit margins and liquidation value, will also be considered.  The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary depending on the circumstances in a given case.

The fund's investments in equity securities may include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks. To a lesser degree,  the fund may invest in other types of securities and use other investment  strategies  that may  include  debt  securities,  indexed/structured securities,  high-yield/high-risk  bonds, options, futures,  forwards, swaps and other types of derivatives and exchange traded funds,  securities purchased on a when-issued,  delayed  delivery or forward  commitment  basis,  and pass-through securities (including mortgage- and asset-backed securities). Futures contracts, a type of  derivative  security  can help the fund's cash assets  remain  liquid while  performing  more like  stocks.  The fund has a policy  governing  futures contracts  and similar  derivative  securities  to help manage the risk of these types of  investments.  A  complete  description  of the  derivatives  policy is included in the statement of additional information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high  quality  short term debt  securities,  including  money  market reserves.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

In summary,  this fund is intended for investors who find foreign  securities an appropriate  investment  and  who are  willing  to  accept  the  increased  risk associated with the fund's investment strategy.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR
The fund's investment advisor is American Century Global Investment  Management,
Inc. (the  advisor).  The advisor has been  managing  mutual funds since January
2005 and is  headquartered  at 666 3rd Avenue,  23rd Floor,  New York,  New York
10017.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.  The advisor has hired Templeton  Investment  Counsel,  LLC
(Templeton),  500 East Broward  Boulevard,  Fort  Lauderdale,  Florida  33394, a
wholly owned indirect subsidiary of Franklin Resources,  Inc., as the subadvisor to make the day-to-day  investment  decisions for the fund.  Templeton  performs this  function  under the  supervision  of the advisor  and the fund's  Board of
Directors. Templeton has managed investments for clients since [DATE].

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the advisor paid all expenses of managing and operating the fund except  brokerage  expenses,  taxes,  interest,  fees and expenses  of the  independent  trustees  (including  legal  counsel  fees),  and extraordinary  expenses.  A portion of the fund's  management fee may be paid by the fund's advisor to unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

For funds with a stepped  fee  schedule,  the rate of the fee is  determined  by applying a fee rate calculation formula.  This formula takes into account all of the  advisor's  assets  under  management  in  the  fund's  investment  strategy
("strategy  assets") to calculate  the  appropriate  fee rate for the fund.  The strategy assets include the fund's assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised  funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client  accounts.  In  addition,  if  there  are  such  assets,  they may not be sufficient to result in a lower fee rate.  International Value's Investor, A, B,
C and R Class will pay the advisor a unified  management fee of 1.30% of its pro rata share of the first $1 billion of the strategy assets, 1.20% of its pro rata share of the next $1  billion of the  strategy  assets and 1.10% of its pro rata
share  over  $2  billion  of  the   strategy   assets.   International   Value's
Institutional  Class will pay the advisor a unified  management  fee of 1.10% of its pro rata share of the first $1 billion of the strategy assets,  1.00% of its pro rata share of the next $1 billion  of the  strategy  assets and 0.90% of its pro rata share over $2 billion of the strategy assets.

THE FUND MANAGEMENT TEAM
The advisor provides  investment  advisory and management services for the fund.
The advisor  has, in turn,  hired  Templeton to make the  day-to-day  investment decisions for the fund.  Templeton  performs this function under the supervision of the advisor and the fund's Board of Directors.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

GARY P.  MOTYL,  Chief  Investment  Officer of  Templeton  Institutional  Global
Equities and President of Templeton,  has been a member of the team that manages
International  Value since 2004. He joined Templeton in 1981. Mr. Motyl earned a bachelor's  degree in finance  from Lehigh  University  in  Pennsylvania  and an
M.B.A. from Pace University in New York. He is a CFA charterholder.

DR. GUANG YANG,  Senior Vice President,  of Templeton,  has been a member of the team that manages  International  Value since 2004. He joined Templeton in 1995.
Dr.  Yang  earned a  bachelor  of science  from the  University  of Science  and
Technology  of China and an MBA from the Harvard  Business  School.  He earned a
Ph.D. in  neuroscience  from the  Australian  National  University.  He is a CFA charterholder.

The SAI provides additional  information about the other accounts managed by the portfolio  managers,  if any,  the  structure of their  compensation,  and their ownership of fund securities.

SUBADVISOR LEGAL PROCEEDINGS
[TO COME]

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU
Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE
If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
               SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF    YOU    HAVE    ONLY    BUSINESS,    BUSINESS    RETIREMENT,
               EMPLOYER-SPONSORED  OR AMERICAN CENTURY BROKERAGE  ACCOUNTS,  YOU
               ARE  CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

*    ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

Investor Services Representative: 1-800-345-2021

Institutional Service Representative: 1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available  only to Investor  Class  shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, B, C and R Classes are intended for  purchase by  participants  in employer-sponsored retirement or savings plans and for persons purchasing shares
through  FINANCIAL   INTERMEDIARIES  that  provide  various  administrative  and distribution services.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

--------------------------------------------------------------------------------
A CLASS                            B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)            No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred   Contingent deferred sales charge on
sales charge(2)                    redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                 12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature              Convert to A Class shares eight years after
                                   purchase
--------------------------------------------------------------------------------
Generally more appropriate         Aggregate purchases limited
for long-term investors            to amounts less than $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C Class                                     R Class
--------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                       No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts      Generally offered through qualified
less than $1,000,000;                       retirement plans and other fee-based
generally more appropriate for short-term   arrangements
investors
--------------------------------------------------------------------------------

1    THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

2    A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

PURCHASE AMOUNT         SALES CHARGE     SALES CHARGE        AMOUNT PAID TO
                          AS A % OF      AS A % OF NET     FINANCIAL ADVISOR AS
                       OFFERING PRICE   AMOUNT INVESTED    A % OF OFFERING PRICE

Less than $50,000          5.75%            6.10%             5.00%
$50,000 - $99,999          4.75%            4.99%             4.00%
$100,000 - $249,999        3.75%            3.90%             3.25%
$250,000 - $499,999        2.50%            2.56%             2.00%
$500,000 - $999,999        2.00%            2.04%             1.75%
$1,000,000 - $3,999,999    0.00%            0.00%             1.00%(1)
$4,000,000 - $9,999,999    0.00%            0.00%             0.50%(1)
$10,000,000 or more        0.00%            0.00%             0.25%(1)

1    FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

B Class

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                    CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                             5.00%
--------------------------------------------------------------------------------
2nd year                             4.00%
--------------------------------------------------------------------------------
3rd year                             3.00%
--------------------------------------------------------------------------------
4th year                             3.00%
--------------------------------------------------------------------------------
5th year                             2.00%
--------------------------------------------------------------------------------
6th year                             1.00%
--------------------------------------------------------------------------------
After 6th year                       None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C Class

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your  financial  professional  must notify the fund's  transfer  agent  in  writing  at the  time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

Investor  Class,  Institutional  Class and R Class shares may be subject to a 2%
redemption fee if they are exchanged within 60 days of such purchase.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact  your  intermediary  or plan sponsor for a complete  description  of its policies. Copies of the fund's annual report, semiannual report and statement of additional  information  are available from your financial  intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Investor  Class,  Institutional  Class and R Class shares may be subject to a 2%
redemption  fee if they are sold within 60 days of purchase.  Therefore,  if you redeem  shares within 60 days of their  purchase,  you will receive 98% of their value at  redemption.  The  remaining 2% is retained by the fund and helps cover transaction  costs  that  long-term  investors  may bear  when  the  fund  sells securities  to meet investor  redemptions.  This fee is intended to help prevent abusive trading practices,  such as excessive  short-term  trading.  See ABUSIVE
TRADING PRACTICES,  page x. However, not all of the financial intermediaries who offer  the fund are  currently  able to track and  charge  the  redemption  fee.
American  Century is working with those  providers to combat abusive trading and encouraging  them to develop  systems to track the  redemption fee and otherwise employ tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical  and/or other  systems to deter  abusive  trading  practices  are in place.

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.  For  Institutional  Class shares, we reserve the right to convert  your shares to  Investor  Class  shares of the same fund.  The
Investor  Class shares have a unified  management  fee that is 0.20% higher than the  Institutional  Class.  Please  note  that  shares  of the  Investor  Class,
Institutional  Class and R Class  redeemed in this manner may be subject to a 2%
redemption  fee if held less than 60 days. A, B, and C Class shares  redeemed in this  manner may be subject to a sales  charge if held less than the  applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption  fee for  redemption of shares  within a specified  number of days of purchase. See REDEMPTIONS,  page x, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the  fund  on the  sale  of its  investment  securities.  The  fund generally pays  distributions  from net income and capital gains, if any, once a year in December.  It may make more frequent  distributions,  if  necessary,  to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
TYPE OF DISTRIBUTION                   TAX RATE FOR 10%      TAX RATE FOR
                                       AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)     5%                    15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class, A Class, B Class, C Class and R Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class,  except the Investor  Class and  Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C Class,  and 0.50% for R
Class to the distributor.  The distributor may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  financial  intermediaries  that make the  classes  available.
Because  these  fees  are  used to pay for  services  that  are not  related  to prospective  sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher  fees for B Class  shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans  and their  terms,  see  MULTIPLE  CLASS  STRUCTURE  in the  statement  of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the address or telephone numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE                      FUND CODE       TICKER          NEWSPAPER
                                                                    LISTING
--------------------------------------------------------------------------------
   Investor  Class
--------------------------------------------------------------------------------
   Institutional Class
--------------------------------------------------------------------------------
   A Class
--------------------------------------------------------------------------------
   B Class
--------------------------------------------------------------------------------
   C Class
--------------------------------------------------------------------------------
   R Class
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0602

SH-PRS-

March 10, 2006

American Century Investments
statement of additional information

American Century World Mutual Funds, Inc.

Emerging Markets Fund

Global Growth Fund

International Discovery Fund

International Growth Fund

International Opportunities Fund

International Stock Fund

International Value Fund

Life Sciences Fund

Technology Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION
IN THE FUNDS' PROSPECTUSES DATED MARCH 31, 2005, JULY 29, 2005,
DECEMBER 1, 2005, AND MARCH 10, 2006 BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A
PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR
TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY
REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS'
ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED
TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS'
ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

American Century Investment Services, Inc., Distributor

(C)2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

Table of Contents

The Funds' History....................................................X

Fund Investment Guidelines............................................X

Fund Investments and Risks............................................X
      Investment Strategies and Risks.................................X
      Investment Policies.............................................X
      Portfolio Turnover..............................................X
Management............................................................X
      The Board of Directors..........................................X
      Ownership of Fund Shares........................................X
      Code of Ethics..................................................X
      Proxy Voting Guidelines.........................................X
      Disclosure of Portfolio Holdings................................X

The Funds' Principal Shareholders.....................................X

Service Providers.....................................................X
      Investment Advisor..............................................X
      Subadvisors.....................................................X
      Portfolio Managers..............................................X
      Transfer Agent and Administrator................................X
      Distributor.....................................................X
      Custodian Banks.................................................X
      Independent Registered Public Accounting Firm...................X

Brokerage Allocation..................................................X
      Regular Broker-Dealers..........................................X

Information about Fund Shares.........................................X
      Multiple Class Structure........................................X
      Buying and Selling Fund Shares..................................X
      Valuation of a Fund's Securities................................X

Taxes ................................................................X

      Federal Income Taxes ...........................................X
      State and Local Taxes ..........................................X

Financial Statements..................................................X

Explanation of Fixed-Income Securities Ratings........................X

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered  open-end  management investment  company that was organized in 1990 as a Maryland  corporation  under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds,  Inc.  Throughout this statement of additional  information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

 FUND/CLASS                              TICKER SYMBOL         INCEPTION DATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Emerging Markets

    Investor Class                       TWMIX                 09/30/1997
--------------------------------------------------------------------------------

    Institutional Class                  AMKIX                 01/28/1999
--------------------------------------------------------------------------------

    C Class                              ACECX                 12/18/2001
--------------------------------------------------------------------------------

    Advisor Class                        AEMMX                 05/12/1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Global Growth

    Investor Class                       TWGGX                 12/01/1998
--------------------------------------------------------------------------------

    Institutional Class                  AGGIX                 08/01/2000
--------------------------------------------------------------------------------

    A Class                              ACWAX                 12/01/2005
--------------------------------------------------------------------------------

    B Class                              ACWBX                 12/01/2005
--------------------------------------------------------------------------------

    C Class                              AGLCX                 03/01/2002
--------------------------------------------------------------------------------

    R Class                              AGORX                 07/29/2005
--------------------------------------------------------------------------------

    Advisor Class                        AGGRX                 02/05/1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 International Discovery

    Investor Class                       TWEGX                 04/01/1994
--------------------------------------------------------------------------------

    Institutional Class                  TIDIX                 01/02/1998
--------------------------------------------------------------------------------

    Advisor Class                        ACIDX                 04/28/1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 International Growth

    Investor Class                       TWIEX                 05/09/1991
--------------------------------------------------------------------------------

    Institutional Class                  TGRIX                 11/20/1997
--------------------------------------------------------------------------------

    A Class                              CAIGX                 01/31/2003
--------------------------------------------------------------------------------

    B Class                              CBIGX                 01/31/2003
--------------------------------------------------------------------------------

    C Class                              AIWCX                 06/04/2001
--------------------------------------------------------------------------------

    R Class                              ATGRX                 08/29/2003
--------------------------------------------------------------------------------

    Advisor Class                        TWGAX                 10/02/1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 International Opportunities

    Investor Class                       AIOIX                 06/01/2001
--------------------------------------------------------------------------------

    Institutional Class                  ACIOX                 01/09/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 International Stock

    Investor Class                       ASKIX                 03/31/2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 International Value

    Investor Class                       x                     x
--------------------------------------------------------------------------------

    Institutional Class                  x                     x
--------------------------------------------------------------------------------

    A Class                              x                     x
--------------------------------------------------------------------------------

    B Class                              x                     x
--------------------------------------------------------------------------------

    C Class                              x                     x
--------------------------------------------------------------------------------

    R Class                              x                     x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Life Sciences

    Investor Class                       ALSIX                 06/30/2000
--------------------------------------------------------------------------------

    Institutional Class                  AILSX                 07/17/2000
--------------------------------------------------------------------------------

    C Class                              ALFSX                 11/29/2001
--------------------------------------------------------------------------------

    Advisor Class                        ALSVX                 11/14/2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Technology

    Investor Class                       ATCIX                 06/30/2000
--------------------------------------------------------------------------------

    Institutional Class                  ATYIX                 07/14/2000
--------------------------------------------------------------------------------

    Advisor Class                        ATADX                 06/30/2000
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Global Investment  Management,  Inc. or American Century Investment  Management,
Inc.,  can use various  investment  vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section,  INVESTMENT STRATEGIES AND RISKS, which begins on page X.
In the case of the funds' principal  investment  strategies,  these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery,  International Growth,
International  Opportunities,  International  Stock and International  Value are
diversified  as defined in the  Investment  Company Act of 1940 (the  Investment
Company Act).  Diversified  means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the  securities of a single issuer or own more than 10% of the outstanding  voting  securities of a single issuer.

Life Sciences and Technology are  non-diversified.  Nondiversified  means that a fund  may  invest a  greater  portion  of its  assets  in a  smaller  number  of securities  than a diversified  fund.  Although  Life Sciences and  Technology's
portfolio   managers  expect  that  the  funds  will   ordinarily   satisfy  the
requirements of a diversified fund, their nondiversified  status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of foreign  (and U.S. in the case of Global  Growth,  Life  Sciences and
Technology) equity and  equity-equivalent  securities.  However,  subject to the specific  limitations  applicable  to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments and may use other techniques,  such as those reflected in Table 1 on page X, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers intend to keep the funds fully  invested,  regardless of the movement of stock or bond prices generally.  In most circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market,  while maintaining  liquidity.  As mentioned in the prospectuses,  the managers may not leverage a fund's  portfolio,  so there is no greater  market  risk to the funds than if they purchase  stocks.  See DERIVATIVE  SECURITIES,  page X,  SHORT-TERM
SECURITIES, page X and FUTURES AND OPTIONS, page X.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                                        GLOBAL                                                                             LIFE
                                      GROWTH AND                                                                         SCIENCES
                           EMERGING  INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL         AND
                            MARKETS     GROWTH         DISCOVERY     OPPORTUNITIES      STOCK           VALUE           TECHNOLOGY

------------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities            X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Equity Equivalents            X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Debt Securities              20%        35%              35%             35%            20%             [X%]             35%
------------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities        X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Short Sales                   X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Lending          33-1/3%    33-1/3%          33-1/3%         33-1/3%        33-1/3%           [X%]           33-1/3%
---------------------------------------------------------------------------------------------------------------------------------
 Derivative Securities         X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Investments in Issuers with  10%         5%              10%             20%             5%             [X%]             15%
 Limited Operating Histories
------------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements         X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 When-Issued and Forward       X          X                X               X              X               X                X
 Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities          15%        15%              15%             15%            15%             15%              15%
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Securities         X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Other Investment Companies   10%        10%              10%             10%            10%             10%              10%
------------------------------------------------------------------------------------------------------------------------------------
 Futures & Options             X          X                X               X              X               X                X
------------------------------------------------------------------------------------------------------------------------------------
 Foreign Currency              X          X                X               X              X               X                X
 Transactions and
 Forward Exchange Contracts
------------------------------------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment vehicle and technique  contributes to a fund's  overall risk profile.  To determine  whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments,  when these  securities  meet the fund's  standards  of  selection.
[International  Value  will not  invest  more  than 15% of its  total  assets in securities of foreign issuers that are not listed on a recognized  United States or  foreign  securities  exchange,  including  up to 10% of its total  assets in securities with a limited trading market.]

A description of the funds' investment  strategies  regarding foreign securities is contained in the funds'  prospectuses.  Investing  in  securities  of foreign issuers  generally  involves  greater risks than  investing in the securities of domestic companies including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to  shareholders.  MARKET AND TRADING
RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to  negotiation  as in the United  States,  are likely to be higher.  The  securities  markets  in many of the  countries  in which the funds invest will have  substantially  less  trading  volume than the  principal  U.S.
markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.  Furthermore, one securities  broker may represent all or a significant part of the trading volume in a  particular  country,  resulting  in higher  trading  costs  and  decreased liquidity due to a lack of alternative trading partners. There is generally less government  regulation and supervision of foreign stock  exchanges,  brokers and issuers,  which  may  make it  difficult  to  enforce  contractual  obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

EMERGING MARKETS RISK.  Investing in emerging market companies generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As a result of the  foregoing  risks,  these funds are intended  for  aggressive investors seeking  significant gains through  investments in foreign securities.
Those  investors  must be willing and able to accept the  significantly  greater risks  associated  with the investment  strategy that the funds will pursue.  An investment  in the  funds  is  not  appropriate  for  individuals  with  limited investment resources or who are unable to tolerate  fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred
stock,   convertible   preferred  stock  and  convertible   securities.   Equity
equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in another  country.  The funds also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The  managers  believe  that equity  securities  ordinarily  offer the  greatest potential  for  capital  appreciation.  The funds may  invest,  however,  in any security the managers believe has the potential for capital  appreciation.  When the managers believe that the total return potential of other securities  equals or exceeds the potential return of equity securities, each fund (except Emerging
Markets,  International Stock and International Value, which are 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.  Global Growth , International Growth and International Stock will limit their  purchases  of debt  securities  to  investment-grade  obligations  except convertible securities, which may be rated below investment grade. For long-term debt  obligations,  this  includes  securities  that are  rated Baa or better by
Moody's  Investors  Service,  Inc.  or  BBB  or  better  by  Standard  &  Poor's
Corporation  (S&P),  or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess  some  speculative  characteristics.  A BBB rating by S&P  indicates
S&P's  belief  that a  security  exhibits  a  satisfactory  degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page X.

Emerging Markets,  International Discovery and International  Opportunities have no credit quality or maturity  restrictions with regard to the bonds,  corporate debt  securities  and  government  obligations  in which the  funds may  invest, although  less than 35% (20% for  Emerging  Markets  [AND 10% FOR  INTERNATIONAL
VALUE]) of each fund's assets will be invested in  below-investment-grade  fixed income securities.  See EXPLANATION OF FIXED-INCOME  SECURITIES RATINGS, page X.
Debt securities,  especially those of issuers in emerging market countries,  may be of poor quality and  speculative in nature.  While these  securities  will be chosen  primarily  for their  appreciation  potential,  a fund also may take the potential for income into account when selecting investments.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Securities

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

Short Sales

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are more accurately  described as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators  (reference  indices).  For  example,  Standard  & Poor's  Depositary
Receipts,  also known as  "spiders,"  track the price  performance  and dividend yield of an S&P  Index by  providing  a stake in the  stocks  that  make up that index.

In addition,  the funds may make foreign  investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are  securities  that are listed on exchanges or quoted in  over-the-counter markets in one  country but  represent  shares of issuers  domiciled  in another country.  The funds also may purchase  securities of issuers in foreign markets, either on  foreign  securities  exchanges,  electronic  trading  networks  or in over-the-counter markets.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Directors as necessary.

Investments in Issuers with Limited Operating Histories

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The portfolio  managers consider an issuer to have a limited  operating  history if that issuer has a record of less than three years of continuous operation.  The managers will consider periods of capital formation, incubation,  consolidations,  and research and development in determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  Agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures, or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company,

o    5% of the fund's total assets with respect to any one  investment  company,
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be  used  include  the  Morgan  Stanley  Capital  International  (MSCI)  Europe,
Australasia,  Far East (EAFE) Index,  the  S&P/Citigroup  EMI Growth World ex-US
Index,  the MSCI Emerging  Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite  Health Care Index.  The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  Settlement Hedges or Transaction  Hedges.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.  It is impossible to forecast with absolute  precision  the  market  value  of  portfolio  securities  at  the expiration of the forward contract.  Accordingly, it may be necessary for a fund to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase)  if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the  security  and make  delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

 SUBJECT          POLICY
--------------------------------------------------------------------------------
Senior            A fund may not issue senior securities, except as permitted
Securities        under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                  would be lent to other parties, except, (i) through the
                  purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                  This policy shall not prevent a fund from investing in
                  securities or other instruments backed by real estate or
                  securities of companies that deal in real estate or are
                  engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                  issued or guaranteed by the U.S. government or any of its
                  agencies or instrumentalities) except that the funds may
                  concentrate their investments in securities of issuers as
                  follows: engaged in the technology or telecommunications
                  industries and related industry groups (Technology only); or
                  engaged in the medical and health care industry and related industry groups (Life Sciences only).
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower  than the cost of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund
(except Life Sciences and  Technology)  shall not purchase any  securities  that would cause 25% or more of the value of the fund's  total  assets at the time of purchase to be  invested in the  securities  of one or more  issuers  conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

 SUBJECT           POLICY
--------------------------------------------------------------------------------
Leveraging         A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% (15%
                   for International Value) of the total assets of the fund.

--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                   Illiquid securities include repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days and in securities that are illiquid by
                   virtue of legal or contractual restrictions on resale or
                   the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except to
                   obtain such short-term credits as are necessary for the
                   clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                   margin.
--------------------------------------------------------------------------------
Futures and        A fund may enter into futures contracts and write and buy put
Options            and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with       A fund may invest a portion of its assets in the equity
Limited            securities of issuers with limited operating histories. An
Operating          issuer is considered to have a limited operating history if
Histories          that issuer has a record of less than three years of
                   continuous operation. Periods of capital formation,
                   incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' prospectuses.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objective,  the  portfolio  managers may sell a given  security,  regardless  of the  length  of  time it has  been  held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated  and may be higher than that of other mutual funds  with  similar  investment  objectives.  Higher  turnover  would  generate correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio  turnover  also may affect the  character of capital  gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Emerging  Markets,  the lower  portfolio  turnover rate for the period ended
November 30, 2004, can be attributed to management's decision to hold securities for longer  periods due to improving  conditions  in the overall  global  equity markets,  lower levels of  volatility in security  prices and  generally  strong earnings growth.

For Global  Growth,  the lower  portfolio  turnover  rate for the  period  ended
November 30, 2004,  can be attributed  to the  managers'  decision to reduce the number of holdings and hold  securities  in which they have greater  confidence, given the  uncertainty in last year's equity markets (driven in part by interest rates, oil prices, currencies and the election cycle).

For International  Growth and International  Opportunities,  the lower portfolio turnover rates for the period ended November 30, 2004, can be attributed to more pronounced and sustained trends in earnings  acceleration during the year, which allowed the managers to hold securities for longer periods.

For Technology, the higher portfolio turnover rate for the period ended November
30,  2004,  can  be  attributed  to  changing  market   conditions   along  with
deterioration in the fundamentals of the semiconductor,  communication equipment and electronic  equipment  industries,  each of which  experienced a significant deceleration in earnings and revenue growth during the year.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACGIM,  ACIM, ACIS and ACS. The directors serve in this capacity for six registered  investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13  investment  companies  advised by ACGIM or ACIM  unless  otherwise noted.  Only officers  with  policy-making  functions are listed.  No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

Interested Directors
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:  Founder,  Director and Controlling
     Shareholder,  ACC; Chairman, ACC (January 1995 to December 2004); Director,
     ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  ACC (January  2005 to
     present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS
     and other ACC subsidiaries; Director, ACC, ACGIM, ACIS, ACIM, ACS and other
     ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:  Retired,  formerly Chief Executive
     Officer/Treasurer, ASSOCIATED BEARINGS COMPANY
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Senior Vice  President,  MIDWEST
     RESEARCH INSTITUTE
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chairman, PUBLIC
     SERVICE COMPANY OF COLORADO
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  WESTERN  INVESTMENTS,
     INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President,  Chief Executive Officer
     and Founder, SAYERS40, INC., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------

1 JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

Independent Directors
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Retired,  formerly  Senior Vice
     President, SPRINT CORPORATION
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS  HELD BY DIRECTOR:  Director,  DST SYSTEMS,  INC.;  Director,
     EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
     Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
     (September 2000 to present);  President,  ACC (June 1997 to present).  Also serves as: Chief Executive  Officer and President,  ACIS,  ACGIM,  ACIM and
     other ACC  subsidiaries,  Executive Vice  President,  ACS;  Director,  ACC,
     ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
     (November 2005 to present); Managing Director, Morgan Stanley
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not  applicable
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
     Financial Officer
FIRST YEAR  OF  SERVICE:  2000  Principal  Occupation(s)  During  Past 5  Years:
     Assistant Treasurer,  ACC (January 1995 to present). Also serves as: Senior
     Vice President, ACS; Assistant Treasurer,  ACGIM, ACIM, ACIS, ACS and other
     ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
     to present);  General Counsel, ACC (June 1998 to present).  Also serves as:
     Senior Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS and other
     ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
     and ACGIM (March 2005 to present);  Vice  President,  ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
     to present); Controller-Fund Accounting, ACS (June 1997 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS: Vice President,  ACC (October 2001
     to present);  Vice  President,  Corporate Tax, ACS (April 1998 to present).
     Also serves as: Vice President, ACGIM, ACIM, ACIS and otherACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS (the Agreement).  For its software,  ACS pays DST fees  based in part on the  number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31, 2005,  DST received  $xxx in fees from ACS.  DST's  revenue for the calendar year ended December 31, 2005, was approximately $x billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove  the Agreement  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the funds was not a factor in the  negotiations.  The Board of  Directors of the funds and Bryan Cave LLP,  counsel to the  independent  directors  of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

Committees

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------

Committee: Executive
Members: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord
Function:  The  Executive  Committee  performs  the  functions  of the  Board of
     Directors  between board meetings,  subject to the limitations on its power set out in the  Maryland  General  Corporation  Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.
Number of Meetings Held During Last Fiscal Year: 0
--------------------------------------------------------------------------------

Committee: Compliance and Shareholder Communications
Members: Andrea C. Hall,  Ph.D.,  Thomas A. Brown,  Gale E. Sayers,  M. Jeannine
     Strandjord
Function: The Compliance and Shareholder  Communications  Committee  reviews the results of the funds' compliance testing program, reviews quarterly reports from the  communications  advisor to the board regarding various compliance matters  and  monitors  the  implementation  of the funds'  Code of Ethics, including any violations.
Number of Meetings Held During Fiscal Year Ended November 30, 2004: 4
--------------------------------------------------------------------------------

Committee: Audit
Members: D.D. (Del) Hock, Donald H. Pratt, Timothy S. Webster
Function: The Audit Committee  approves the engagement of the funds' independent registered public accounting firm,  recommends  approval of such engagement to the  independent  trustees,  and oversees the  activities  of the funds'
     independent  registered  public  accounting  firm.  The committee  receives reports from the advisor's Internal Audit Department,  which is accountable to the committee.  The committee also receives  reporting about  compliance matters affecting the funds.
Number of Meetings Held During Last Fiscal Year: 4
--------------------------------------------------------------------------------

Committee: Governance
Members: Donald H. Pratt, Thomas A. Brown, M. Jeannine Strandjord
Function:  The   Governance   Committee   primarily   considers  and  recommends
     individuals  for nomination as directors.  The names of potential  director candidates  are drawn from a number of sources,  including  recommendations from members of the board,  management (in the case of interested directors only) and shareholders.  See Nominations of Directors below. This committee also  reviews and makes  recommendations  to the board with  respect to the composition of board committees and other board-related matters,  including
     its  organization,  size,  composition,  responsibilities,   functions  and
     compensation.
Number of Meetings Held During Last Fiscal Year: 1
--------------------------------------------------------------------------------

Committee: Fund Performance Review
Members: Timothy S. Webster,  Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
     Hock, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord
Function: The Fund Performance Review Committee reviews quarterly the investment activities  and  strategies  used to  manage  fund  assets.  The  committee regularly  receives  reports from portfolio  managers and other  investment personnel concerning the funds' investments.
Number of Meetings Held During Last Fiscal Year: 4
--------------------------------------------------------------------------------

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six investment  companies  served by this board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                            TOTAL COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR            FROM THE FUNDS(1)      AMERICAN CENTURY FAMILY OF
                                                   FUNDS(2)
--------------------------------------------------------------------------------

Thomas A. Brown                   x                x
--------------------------------------------------------------------------------

Andrea C. Hall, Ph.D.             x                x
--------------------------------------------------------------------------------

D.D. (Del) Hock                   x                x
--------------------------------------------------------------------------------

Donald H. Pratt                   x                x
--------------------------------------------------------------------------------

Gale E. Sayers                    x                x
--------------------------------------------------------------------------------

M. Jeannine Strandjord            x                x
--------------------------------------------------------------------------------

Timothy S. Webster                x                x
--------------------------------------------------------------------------------

1    INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     NOVEMBER 30, 2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN, $X;
     DR. HALL, $X; MR. HOCK, $X; MR. PRATT, $X; MR. SAYERS, $X; AND MR. WEBSTER,
     $X.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the tables  below.  Because  International  Value  was  not in  operation  as of the calendar year end, it is not included in the tables below. [NEW INFO TO COME]

                                                                           NAME OF DIRECTORS
--------------------------------------------------------------------------------------------------------------------

                                                      JAMES E.         JAMES E.       THOMAS A.        ANDREA C.
                                                    STOWERS, JR.     STOWERS III       BROWN         HALL, PH.D.
--------------------------------------------------------------------------------------------------------------------
 Dollar Range of Equity Securities in the Funds:

    Emerging Markets                                     A                A              C               A
--------------------------------------------------------------------------------------------------------------------

    Global Growth                                        A                A              B               A
--------------------------------------------------------------------------------------------------------------------

    International Discovery                              A                E              C               A
--------------------------------------------------------------------------------------------------------------------

    International Growth                                 C                E              C               D
--------------------------------------------------------------------------------------------------------------------

    International Opportunities                          A                E              A               A
--------------------------------------------------------------------------------------------------------------------

    International Stock                                  A                A              B               A
--------------------------------------------------------------------------------------------------------------------

    Life Sciences                                        A                A              B               A
--------------------------------------------------------------------------------------------------------------------

    Technology                                           A                A              B               A
--------------------------------------------------------------------------------------------------------------------

 Aggregate Dollar Range of Equity                        E                E              E               E
 Securities in all Registered Investment
 Companies Overseen by Director in
 Family of Investment Companies
--------------------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

                                                                            NAME OF DIRECTORS
----------------------------------------------------------------------------------------------------------------------------

                                                D.D. (DEL)        DONALD        GALE E.       M. JEANNINE      TIMOTHY S.
                                                   HOCK          H. PRATT        SAYERS       STRANDJORD        WEBSTER
----------------------------------------------------------------------------------------------------------------------------

 Dollar Range of Equity Securities in the Funds:

    Emerging Markets                                A               C              A               C               A
----------------------------------------------------------------------------------------------------------------------------

    Global Growth                                   A               A              A               A               A
----------------------------------------------------------------------------------------------------------------------------

    International Discovery                         E               A              A               D               D
----------------------------------------------------------------------------------------------------------------------------

    International Growth                            D               A              A               A               A
----------------------------------------------------------------------------------------------------------------------------

    International Opportunities                     A               A              A               A               A
----------------------------------------------------------------------------------------------------------------------------

    International Stock                             A               A              A               A               A
----------------------------------------------------------------------------------------------------------------------------

    Life Sciences                                   A               A              A               A               A
----------------------------------------------------------------------------------------------------------------------------

    Technology                                      A               C              A               A               A
----------------------------------------------------------------------------------------------------------------------------

 Aggregate Dollar Range of Equity                   E               E              D               E               E
 Securities in all Registered Investment
 Companies Overseen by Director in
 Family of Investment Companies
----------------------------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company  Act and the codes of ethics  permit  personnel  subject  to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance  department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     =    Cumulative Voting

     =    Staggered Boards

     =    "Blank Check" Preferred Stock

     =    Elimination of Preemptive Rights

     =    Non-targeted Share Repurchase

     =    Increase in Authorized Common Stock

     =    "Supermajority" Voting Provisions or Super Voting Share Classes

     =    "Fair Price" Amendments

     =    Limiting the Right to Call Special Shareholder Meetings

     =    Poison Pills or Shareholder Rights Plans

     =    Golden Parachutes

     =    Reincorporation

     =    Confidential Voting

     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o    Aetna, Inc.

o    American Fidelity Assurance Co.

o    AUL/American United Life Insurance Company

o    Ameritas Life Insurance Corporation

o    Annuity Investors Life Insurance Company

o    Asset Services Company L.L.C.

o    Bell Globemedia Publishing

o    Bellwether Consulting, LLC

o    Bidart & Ross

o    Business Men's Assurance Co. of America

o    Callan Associates, Inc.

o    Cleary Gull Inc.

o    Commerce Bank, N.A.

o    Connecticut General Life Insurance Company

o    Defined Contribution Advisors, Inc.

o    EquiTrust Life Insurance Company

o    Farm Bureau Life Insurance Company

o    First MetLife Investors Insurance Company

o    Fund Evaluation Group, LLC

o    The Guardian Life Insurance & Annuity Company, Inc.

o    Hewitt Associates LLC

o    ICMA Retirement Corporation

o    ING Life Insurance Company & Annuity Co.

o    Investors Securities Services, Inc.

o    Iron Capital Advisors

o    J.P. Morgan Retirement Plan Services LLC

o    Jefferson National Life Insurance Company

o    Jefferson Pilot Financial

o    Jeffrey Slocum & Associates, Inc.

o    Kansas City Life Insurance Company

o    Kmotion, Inc.

o    The Lincoln National Life Insurance Company

o    Lipper Inc.

o    Manulife Financial

o    Massachusetts Mutual Life Insurance Company

o    Merrill Lynch

o    MetLife Investors Insurance Company

o    MetLife Investors Insurance Company of California

o    Midland National Life Insurance Company

o    Minnesota Life Insurance Company

o    Morgan Stanley DW, Inc.

o    Morningstar Associates LLC

o    Morningstar Investment Services, Inc.

o    National Life Insurance Company

o    Nationwide Financial

o    NT Global Advisors, Inc.

o    NYLIFE Distributors, LLC

o    Principal Life Insurance Company

o    Prudential Financial

o    Rocaton Investment Advisors, LLC

o    S&P Financial Communications

o    Scudder Distributors, Inc.

o    Security Benefit Life Insurance Co.

o    Smith Barney

o    SunTrust Bank

o    Symetra Life Insurance Company

o    Trusco Capital Management

o    Union Bank of California, N.A.

o    The Union Central Life Insurance Company

o    VALIC Financial Advisors

o    VALIC Retirement Services Company

o    Vestek Systems, Inc.

o    Wachovia Bank, N.A.

o    Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February x, 2006,  the  following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because
International  Value was not in  operation  as of  February  x, 2006,  it is not included in the chart below.

                                              PERCENTAGE OF      PERCENTAGE OF
                                               OUTSTANDING    OUTSTANDING SHARES
                                                 SHARES             OWNED
FUND/CLASS   SHAREHOLDER                     OWNED OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

 Emerging Markets
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           JPMorgan Chase Bank Trustee              X%               X%
           Bosch Savings Incentive Plan
           Kansas City, MO

           Bost & Co                                X%               X%
           Eastman Kodak
           Employee Savings and Investment Plan
           Pittsburg, PA

           1999 Irrevocable US Annuity & Gift Trust X%               X%
           St. Louis, MO

           Trustees of American Century P/S         X%               X%
           & 401(k) Savings Plan & Trust
           Kansas City, MO
--------------------------------------------------------------------------------

    Advisor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA

           National Financial Services LLC          X%               X%
           New York, NY
--------------------------------------------------------------------------------

    C

           Mobank & Company                         X%               X%
           Monroe, MI
--------------------------------------------------------------------------------

 Global Growth
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           Trustees of American Century P/S         X%               X%
           & 401(k) Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century Services Corp.   X%               X%
           Stock Option Surrender Plan TR
           Kansas City, MO
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF      PERCENTAGE OF
                                               OUTSTANDING    OUTSTANDING SHARES
                                                 SHARES             OWNED
FUND/CLASS   SHAREHOLDER                     OWNED OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

 Global Growth
--------------------------------------------------------------------------------

    Institutional

           UMB TR American Century Executive        X%               X%
           Deferred Compensation Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------

    Advisor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA

           National Financial Services LLC          X%               X%
           New York, NY

           Morris & Co.                             X%               X%
           South Bend, IN
--------------------------------------------------------------------------------

    A

           American Enterprise Investment Svcs      X%               X%
           Minneapolis, MN
--------------------------------------------------------------------------------

    B

           American Enterprise Investment Svcs      X%               X%
           Minneapolis, MN
--------------------------------------------------------------------------------

    C

           American Enterprise Investment Svcs      X%               X%
           Minneapolis, MN

           First Clearing LLC                       X%               X%
           Judith Francis Hudson IRA Account
           Glen Allen, VA

           Pershing LLC                             X%               X%
           Jersey City, NJ

           MCB Trust Services Cust                  X%               X%
           FBO Appalachian Funeral Home Inc.
           Denver, CO
--------------------------------------------------------------------------------

    R

--------------------------------------------------------------------------------

 International Discovery

--------------------------------------------------------------------------------
    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           JPMorgan Chase Bank Trustee              X%               X%
           401(k) Savings Plan of JP Morgan
           Chase & Co. Trust
           Brooklyn, NY

           Trustees of American Century P/S         X%               X%
           & 401(k) Savings Plan & Trust
           Kansas City, MO

           US Bank NA, TR                           X%               X%
           Ceridian Corporation Master Trust
           Milwaukee, WI
--------------------------------------------------------------------------------

    Advisor

           Arrowhead Trust, Inc.                    X%               X%
           San Bernardino, CA

           La Salle Bank National Association       X%               X%
           Chicago, IL
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF      PERCENTAGE OF
                                               OUTSTANDING    OUTSTANDING SHARES
                                                 SHARES             OWNED
FUND/CLASS   SHAREHOLDER                     OWNED OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

 International Growth
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           JPMorgan Chase Bank, Trustee             X%               X%
           Bosch Savings Incentive Plan
           Kansas City, MO

           JPMorgan Chase Bank Trustee              X%               X%
           Employees Ret Plan of Bose Corp.
           (JP Morgan Chase Bank) Trust
           New York, NY

           The Chase Manhattan Bank NA TR           X%               X%
           Huntsman Corp Salary
           Deferral Plan & Trust
           New York, NY

           Chase Manhattan Bank NA TTEE             X%               X%
           The Reynolds and Reynolds Co 401k
           Savings Plan Trust
           New York, NY
--------------------------------------------------------------------------------

    A

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    B

           American Enterprise Investment Svcs      X%               X%
           Minneapolis, MN
--------------------------------------------------------------------------------

    C

           M L P F & S Inc.                         X%               X%
           Jacksonville, FL
--------------------------------------------------------------------------------

    R

           ING Life Insurance and                   X%               X%
           Annuity Co
           Hartford, CT

           Symetra Investment Services              X%               X%
           Seattle, WA
--------------------------------------------------------------------------------

    Advisor

           State Street Bank                        X%               X%
           FBO ADP Daily Val
           North Quincy, MA

           Wells Fargo Bank NA                      X%               X%
           FBO FNF 401k
           American Cent Intl Growth
           Minneapolis, MN

           Nationwide Insurance Company QPVA        X%               X%
           Columbus, OH
           Nationwide Trust Company FSB             X%               X%
           Columbus, OH
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF      PERCENTAGE OF
                                               OUTSTANDING    OUTSTANDING SHARES
                                                 SHARES             OWNED
FUND/CLASS   SHAREHOLDER                     OWNED OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

 International Opportunities
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           American Century Investment              X%               X%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------

 International Stock
--------------------------------------------------------------------------------

    Investor Class

           American Century Investment              X%               X%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------

 Life Sciences
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           Trustees of American Century             X%               X%
           P/S & 401K Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century                  X%               X%
           Executive Deferred Compensation
           Plan & Trust

           Kansas City, MO

           UMB TR American Century Services Corp    X%               X%
           Stock Option Surrender Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------

    Advisor

           MCB Trust Services Trustee               X%               X%
           LiquidHub, Inc.
           Denver, CO

           Symetra Investment Services              X%               X%
           Seattle, WA

           AG Edwards & Sons Cust FBO               X%               X%
           Edward Hipala Sr Deed FBO
           Edward Hipala Jr
           Waterford, CT

           A.G. Edwards & Sons Inc. Cust            X%               X%
           FBO Jack Gregg Gibson IRA Account
           St. Louis, MO

           UMBSC & CO                               X%               X%
           FBO Ronald Kufahl IRA
           Kansas City, MO
--------------------------------------------------------------------------------

    C

           American Century Investment              X%               X%
           Management, Inc.
           Kansas City, MO

           American Enterprise Investment Svcs      X%               X%
           Minneapolis, MN

           Legg Mason Wood Walker, Inc.             X%               X%
           Baltimore, MD
 -------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF      PERCENTAGE OF
                                               OUTSTANDING    OUTSTANDING SHARES
                                                 SHARES             OWNED
FUND/CLASS   SHAREHOLDER                     OWNED OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

 Technology
--------------------------------------------------------------------------------

    Investor

           Charles Schwab & Co., Inc.               X%               X%
           San Francisco, CA
--------------------------------------------------------------------------------

    Institutional

           Trustees of American Century             X%               X%
           P/S & 401K

           Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century                  X%               X%
           Executive Deferred
           Compensation Plan Trust
           Kansas City, MO

--------------------------------------------------------------------------------

    Advisor

           MCB Trust Services                       X%               X%
           Cust FBO Gibbs M. Smith Inc.
           401k P/S Plan
           Denver, CO

           Morgan Stanley DW Inc. Custodian         X%               X%
           For Harry J. Doughtery
           New York, NY

           MCB Trust Services                       X%               X%
           Cust Tec Services
           Consulting Inc.
           Denver, CO

--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American  Century  World Mutual  Funds,  Inc. A
shareholder  owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders.  As of February x, 2006, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACGIM,  ACIM,  ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC.
James E. Stowers,  Jr.  controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Global  Investment  Management,  Inc.  (ACGIM)  serves as the investment  advisor for each of the funds except  Technology.  American  Century
Investment  Management,  Inc.  (ACIM)  serves  as  the  investment  advisor  for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading MANAGEMENT.

For services  provided to each fund, the advisor  receives a unified  management fee based on a percentage of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For more information about the unified  management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in each fund's  prospectus.  For funds with a stepped fee schedule,  the rate of the fee is determined by applying the fee rate calculation  formula indicated on the tables below.  This formula  takes into account all of the advisor's  assets under  management  in the fund's  investment  strategy  ("strategy  assets")  to calculate the  appropriate  fee rates for the fund. The strategy  assets include the fund's assets and the assets of other clients of the advisor that are not in the American  Century  family of mutual funds but that have the same  investment team and  investment  strategy.  The use of  strategy  assets,  rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled cost savings more quickly if the advisor acquires  additional assets under management within a strategy in addition to the fund's assets.  The management fee schedules for the funds appear below.

 FUND                   CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
 Emerging Markets       Investor and C           1.85% of first $250 million
                                                 1.75% of the next $250 million
                                                 1.50% of the next $500 million
                                                 1.25% over $1 billion
                        ------------------------------------------------------
                        Institutional            1.65% of first $250 million
                                                 1.55% of the next $250 million
                                                 1.30% of the next $500 million
                                                 1.05% over $1 billion
                        ------------------------------------------------------
                        Advisor                  1.60% of first $250 million
                                                 1.50% of the next $250 million
                                                 1.25% of the next $500 million
                                                 1.00% over $1 billion
--------------------------------------------------------------------------------
 Global Growth          Investor, A, B, C and R  1.30% of first $1 billion
                                                 1.15% of the next $1 billion
                                                 1.05% over $2 billion
                        ------------------------------------------------------
                        Institutional            1.10% of first $1 billion
                                                 0.95% of the next $1 billion
                                                 0.85% over $2 billion
                        ------------------------------------------------------
                        Advisor                  1.05% of first $1 billion
                                                 0.90% of the next $1 billion
                                                 0.80% over $2 billion
--------------------------------------------------------------------------------
 International          Investor                 1.75% of first $500 million
 Discovery                                       1.40% of the next $500 million
                                                 1.20% over $1 billion
                        ------------------------------------------------------
                        Institutional            1.55% of first $500 million
                                                 1.20% of the next $500 million
                                                 1.00% over $1 billion
                        --------------------------------------------------------
                        Advisor                  1.50% of first $500 million
                                                 1.15% of the next $500 million
                                                 0.95% over $1 billion
--------------------------------------------------------------------------------

 FUND                   CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
 International Growth   Investor, A, B, C and R  1.50% of first $1 billion
                                                 1.20% of the next $1 billion
                                                 1.10% over $2 billion
                        --------------------------------------------------------
                        Institutional            1.30% of first $1 billion
                                                 1.00% of the next $1 billion
                                                 0.90% over $2 billion
                        --------------------------------------------------------
                        Advisor                  1.25% of first $1 billion
                                                 0.95% of the next $1 billion
                                                 0.85% over $2 billion
--------------------------------------------------------------------------------
 International          Investor                 2.00% of first $250 million
 Opportunities                                   1.80% of the next $250 million
                                                 1.60% over $500 million
                        --------------------------------------------------------
                        Institutional            1.80% of first $250 million
                                                 1.60% of the next $250 million
                                                 1.40% over $500 million
--------------------------------------------------------------------------------
 International Stock    Investor                 1.50% of first $1 billion
                                                 1.20% of the next $1 billion
                                                 1.10% over $2 billion
--------------------------------------------------------------------------------
 International Value    Investor, A, B, C and R  1.30% of first $1 billion
                                                 1.20% of the next $1 billion
                                                 1.10% over $2 billion
                        --------------------------------------------------------
                        Institutional            1.10% of first $1 billion
                                                 1.00% of the next $1 billion
                                                 0.90% over $2 billion
--------------------------------------------------------------------------------
 Life Sciences          Investor and C           1.50% of first $250 million
                                                 1.40% of the next $250 million
                                                 1.30% of the next $250 million
                                                 1.20% over $750 million
                        --------------------------------------------------------
                        Institutional            1.30% of first $250 million
                                                 1.20% of the next $250 million
                                                 1.10% of the next $250 million
                                                 1.00% over $750 million
                        --------------------------------------------------------
                        Advisor                  1.25% of first $250 million
                                                 1.15% of the next $250 million
                                                 1.05% of the next $250 million
                                                 0.95% over $750 million
--------------------------------------------------------------------------------
 Technology             Investor                 1.50% of first $250 million
                                                 1.40% of the next $250 million
                                                 1.30% of the next $250 million
                                                 1.20% over $750 million
                        --------------------------------------------------------
                        Institutional            1.30% of first $250 million
                                                 1.20% of the next $250 million
                                                 1.10% of the next $250 million
                                                 1.00% over $750 million
                        --------------------------------------------------------
                        Advisor                  1.25% of first $250 million
                                                 1.15% of the next $250 million
                                                 1.05% of the next $250 million
                                                 0.95% over $750 million
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2005,  2004 and 2003,  are indicated in the following  table.
Because  International  Value was not in operation as of the fiscal year end, it is not included in the table below. As new classes,  information regarding the A and B Classes of Global Growth was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND/CLASS                        2005                2004             2003
--------------------------------------------------------------------------------
Emerging Markets

   Investor                                        $2,539,382     $1,576,170
--------------------------------------------------------------------------------

   Institutional                                   $1,509,273       $662,797
--------------------------------------------------------------------------------

   C                                                   $8,742         $3,663
--------------------------------------------------------------------------------

   Advisor                                            $18,451        $11,042
--------------------------------------------------------------------------------
Global Growth

   Investor                                        $3,567,134     $2,858,429
--------------------------------------------------------------------------------

   Institutional                                      $74,919        $63,636
--------------------------------------------------------------------------------

   C                                                   $1,254           $452
--------------------------------------------------------------------------------

   R                              X(1)                    N/A            N/A
--------------------------------------------------------------------------------

   Advisor                                            $17,450         $9,149
--------------------------------------------------------------------------------
International Discovery

   Investor                                        $15,998,715   $13,502,397
--------------------------------------------------------------------------------

   Institutional                                   $2,100,036     $1,858,723
--------------------------------------------------------------------------------

   Advisor                                             $2,250         $1,716
--------------------------------------------------------------------------------
International Growth

   Investor                                        $30,307,265   $29,726,052
--------------------------------------------------------------------------------

   Institutional                                   $3,205,841     $3,036,472
--------------------------------------------------------------------------------

   A                                                 $146,226        $31,435(2)
--------------------------------------------------------------------------------

   B                                                  $11,227         $2,182(3)
--------------------------------------------------------------------------------

   C                                                  $45,064        $15,198
--------------------------------------------------------------------------------

   R                                                   $3,431             $8(4)
--------------------------------------------------------------------------------

   Advisor                                         $2,584,027     $2,149,266
--------------------------------------------------------------------------------

International Opportunities

   Investor                                        $2,578,521       $724,851
--------------------------------------------------------------------------------

   Institutional                                     $173,992        $97,492(5)
--------------------------------------------------------------------------------

International Stock

   Investor                       X(6)                    N/A            N/A
--------------------------------------------------------------------------------

Life Sciences

   Investor                                        $2,451,463     $2,236,798
--------------------------------------------------------------------------------

   Institutional                                      $52,327        $51,942
--------------------------------------------------------------------------------

   C                                                     $255           $120
--------------------------------------------------------------------------------

   Advisor                                             $1,065           $435
--------------------------------------------------------------------------------

Technology

   Investor                                        $2,735,839     $2,166,238
--------------------------------------------------------------------------------

   Institutional                                     $111,706       $118,561
--------------------------------------------------------------------------------

   Advisor                                               $604           $336
--------------------------------------------------------------------------------

1 THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005.
2 THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.
3 THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.
4 THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.
5 THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.
6 THE INCEPTION DATE FOR THE FUND  IS MARCH 31, 2005.

SUBADVISORS

The  investment  management  agreements  provide  that the advisor may  delegate certain  responsibilities  under  the  agreements  to a  subadvisor.  Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash  portion  of each fund  (except  International  Value and  Technology)  and
Templeton  Investment  Counsel,  LLC serves as subadvisor for the  International
Value  fund  under a  subadvisory  agreement  between  American  Century  Global
Investment  Management,  Inc.  (ACGIM)  and ACIM  dated  January  1,  2005.  The subadvisory agreement continues for an initial period of one year and thereafter so long as  continuance  is  specifically  approved by vote of a majority of the fund's  outstanding  voting  securities  or by vote of a majority  of the fund's directors,  including a majority of those  directors who are neither  parties to the  agreement  nor  interested  persons of any such party,  cast in person at a meeting  called for the  purpose  of voting on such  approval.  The  subadvisory agreement is subject to termination  without  penalty on 60 days' written notice by ACIM, ACGIM, the Board of Directors,  or a majority of the fund's outstanding votes and will  terminate  automatically  in the event of (i) its  assignment or
(ii)  termination  of the  investment  advisory  agreement  between the fund and
ACGIM.

The subadvisory  agreement provides that ACIM will make investment decisions for the funds (except  International  Value and  Technology) in accordance  with the funds' investment objective, policies, and restrictions, and whatever additional written  guidelines  it may  receive  from  ACGIM  from time to time.  For these services,  ACGIM will pay ACIM a monthly  fee at an annual  rate of 0.45% of the cash  portion  of each  fund's  (except  International  Value and  Technology's)
average daily net assets.

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Templeton   Investment  Counsel   ("Templeton")  serves  as  subadvisor  to  the
International  Value Fund under a subadvisory  agreement between the advisor and
Templeton  dated  [DATE],  that was  approved  by  shareholders  on [DATE].  The
subadvisory   agreement  continues  for  an  initial  period  until  [DATE]  and thereafter so long as continuance is specifically  approved at least annually by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's directors,  provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject  to  termination  without  penalty  on 60 days'  written  notice  by the advisor,  the Board of Directors,  a majority of the fund's  outstanding  voting securities,  or Templeton,  and will terminate automatically in the event of its assignment or termination of the investment  advisory agreement between the fund and the advisor.

The subadvisory agreement provides that Templeton will make investment decisions for the fund in accordance with the fund's investment objective,  policies,  and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time.  For these  services,  the advisor  pays  Templeton a monthly fee at an annual  rate of 0.50% of the first $100  million of the fund's average  daily net  assets  and 0.40% of  average  daily  net  assets  over $100 million.

PORTFOLIO MANAGERS

ALL FUNDS EXCEPT INTERNATIONAL VALUE

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)

                                                                                                 OTHER ACCOUNTS (E.G.,
                                       REGISTERED INVESTMENT          OTHER POOLED INVESTMENT    SEPARATE ACCOUNTS AND
                                       COMPANIES (E.G., OTHER         VEHICLES                   CORPORATE ACCOUNTS,
                                       AMERICAN CENTURY FUNDS AND     (E.G., COMMINGLED TRUSTS   INCLUDING INCUBATION
                                       AMERICAN CENTURY - SUBADVISED  AND 529 EDUCATION SAVINGS  STRATEGIES
                                       FUNDS)                         PLANS)                     AND CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Michael Donnelly   ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Keith Creveling    ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Helen O'Donnell    ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Mark Kopinski      ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Brian Brady        ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Michael Perelstein ---------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
                   Number of Other               x                            x                         x
                   Accounts Managed
Keith Creveling    ----------------------------------------------------------------------------------------------------
                   Assets in Other               x                            x                         x
                   Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)

                                                                                                  OTHER ACCOUNTS (E.G.,
                                       REGISTERED INVESTMENT                                      SEPARATE ACCOUNTS AND
                                       COMPANIES (E.G., OTHER         OTHER POOLED INVESTMENT     CORPORATE ACCOUNTS,
                                       AMERICAN CENTURY FUNDS AND     VEHICLES (E.G., COMMINGLED  INCLUDING INCUBATION
                                       AMERICAN CENTURY - SUBADVISED  TRUSTS AND 529 EDUCATION    STRATEGIES
                                       FUNDS)                         SAVINGS PLANS)              AND CORPORATE MONEY)
-------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Federico Laffan    ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Trevor Gurwich     ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL STOCK
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Michael Perelstein ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Keith Creveling    ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------

LIFE SCIENCES
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Arnold Douville    ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Christy Turner     ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
                   Number of Other                    x                            x                         x
                   Accounts Managed
Tom Telford        ------------------------------------------------------------------------------------------------------
                   Assets in Other                    x                            x                         x
                   Accounts Managed
-------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio  manager bonuses while also providing a link to the advisor's  ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2005, the fund's most recent fiscal year end.

 OWNERSHIP OF SECURITIES
                                AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------

 Emerging Markets

        Michael Donnelly                         x
--------------------------------------------------------------------------------

 Global Growth

        Keith Creveling                          x
--------------------------------------------------------------------------------
        Helen O'Donnell                          x
--------------------------------------------------------------------------------

 International Discovery(1)

        Mark Kopinski                            x
--------------------------------------------------------------------------------
        Brian Brady                              x
--------------------------------------------------------------------------------

 International Growth

        Michael Perelstein                       x
--------------------------------------------------------------------------------
        Keith Creveling                          x
--------------------------------------------------------------------------------

 International Opportunities(2)

        Federico Laffan                          x
--------------------------------------------------------------------------------
        Trevor Gurwich                           x
--------------------------------------------------------------------------------

 International Stock

        Michael Perelstein                       x
--------------------------------------------------------------------------------
        Keith Creveling                          x
--------------------------------------------------------------------------------

 Life Sciences

        Arnold Douville                          x
--------------------------------------------------------------------------------
        Christy Turner                           x
--------------------------------------------------------------------------------

 Technology

        Tom Telford                              x
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

1    TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS WHO
     HAVE NOT ALREADY  DONE SO ARE  PERMITTED TO OPEN AN ACCOUNT EVEN THOUGH THE
     FUND IS CLOSED TO OTHER NEW INVESTORS.

2    TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS ARE
     PERMITTED  TO  INVEST  IN THE FUND  EVEN  THOUGH  IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

INTERNATIONAL VALUE

The  information  under  this  heading  has  been  provided  by  Templeton,  the subadvisor for International Value.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in the  prospectus  may also manage other mutual funds,  other pooled investment  vehicles that are not  registered  mutual funds,  and other accounts managed for organizations  and individuals.  The table below identifies for each person,  the number of accounts (other than the funds),  for which he or she has day-to-day  management  responsibilities  and the total assets in such accounts, within each of the following categories:  registered investment companies, other
pooled   investment   vehicles,   and  other  accounts.   These  categories  are
collectively  referred to as "accounts."  None of the accounts  identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)

                                                                                  OTHER ACCOUNTS (E.G.,
                                                                                  SEPARATE ACCOUNTS AND
                                                      OTHER POOLED INVESTMENT     CORPORATE ACCOUNTS,
                                     REGISTERED       VEHICLES (E.G., COMMINGLED  INCLUDING INCUBATION
                                     INVESTMENT       TRUSTS AND 529 EDUCATION    STRATEGIES
                                     COMPANIES        SAVINGS PLANS)              AND CORPORATE MONEY)
---------------------------------------------------------------------------------------------------------

INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------
                   Number of Other          x                   x                         x
                   Accounts Managed
Gary P. Motyl      --------------------------------------------------------------------------------------
                   Assets in Other          x                   x                         x
                   Accounts Managed
---------------------------------------------------------------------------------------------------------
                   Number of Other          x                   x                         x
                   Accounts Managed
Guang Yang         --------------------------------------------------------------------------------------
                   Assets in Other          x                   x                         x
                   Accounts Managed
---------------------------------------------------------------------------------------------------------

Templeton  seeks  to  maintain  a  compensation  program  that is  competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio  managers receive a base salary,  an incentive bonus  opportunity,  an equity  compensation  opportunity,  and a benefits  package.  Portfolio  manager compensation  is reviewed  annually  and the level of  compensation  is based on individual  performance,  the salary  range for a portfolio  manager's  level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY. Each portfolio manager is paid a base salary.

ANNUAL  BONUS.  Each  portfolio  manager is eligible to receive an annual bonus.
Franklin  Templeton  feels that portfolio  managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its  shareholders.  With this in mind,  bonuses generally are split between cash
(65%) and restricted  shares of Franklin  Resources,  Inc.  stock (35%).  Larger bonus awards are 50% cash and 50% in  restricted  shares of Franklin  Resources,
Inc. stock. The bonus plan is intended to provide a competitive  level of annual bonus  compensation  that is tied to the portfolio  manager  achieving  superior investment  performance  and aligns the financial  incentives of the manager and the portfolio  manager.  Any bonus under the plan is  completely  discretionary.
While the  amount of any  bonus is  discretionary,  the  following  factors  are generally used in determining bonuses under the plan:

o    INVESTMENT  PERFORMANCE:  Primary  consideration  is given to the  historic investment  performance over the 1, 3 and 5 preceding years of all accounts managed by the  portfolio  manager.  The pre-tax  performance  of each fund managed is measured  relative to a relevant  peer group  and/or  applicable benchmark as appropriate.

o    RESEARCH:   Since  the   portfolio   management   team  also  has  research
     responsibilities,  each  portfolio  manager is  evaluated on the number and performance  of  recommendations  over time,  productivity  and  quality of recommendations, and peer evaluation.

o    NON-INVESTMENT  PERFORMANCE:  For  senior  portfolio  managers,  there is a qualitative evaluation based on leadership and the mentoring of staff.

o    RESPONSIBILITIES: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED  COMPENSATION.  Portfolio managers may also be awarded options to purchase common shares of Franklin Resources, Inc. stock that would  permit the  portfolio  manager to  purchase a set amount of shares at the market price on the date of grant.  Some portfolio  managers also may be granted additional  restricted shares of Franklin Resources,  Inc. stock. Awards of such equity-based  compensation  typically vest over time, so as to create incentives to retain key talent.

A  portfolio  manager's  base pay tends to  increase  with  additional  and more complex  responsibilities  that include  increased assets under management and a portion of the bonus relates to marketing  efforts,  which  together  indirectly link  compensation to sales,  and which can give rise to potential  conflicts of interest as summarized below.

Portfolio  managers also  participate  in benefit  plans and programs  available generally to all employees of the manager.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple funds and/or accounts, the opportunity  may be allocated  among these several funds or accounts,  which may limit a fund's ability to take full advantage of the investment opportunity.
Templeton seek to manage such potential  conflicts by using procedures  intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the  investment  adviser's management fee and/or the portfolio manager's  compensation  differs among funds and/or  accounts (such as where certain funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment  adviser and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the fund.  To mitigate  this  potential  conflict of interest,  Templeton has adopted Codes of
Ethics or other  policies  and  procedures  governing  the  personal  securities transactions of their portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

Templeton  and the fund have  adopted  compliance  polices  and  procedures,  as applicable, that are designed to address these, and other, types of conflicts of interest. There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of January 31, 2006.

 OWNERSHIP OF SECURITIES

                                  AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------

 International Value

        Gary P. Motyl                            x
--------------------------------------------------------------------------------
        Guang Yang                               x
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

None of the matters set forth below relates to American Century or the funds.

Templeton [to come]

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and software  and  personnel,  for the day-to-day  administration of the funds and the advisor.  The advisor pays ACS's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page X.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page X. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche LLP and an affiliate provide services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers. For International  Value, ACGIM has delegated  responsibility for selecting brokers to execute  portfolio  transactions to Templeton under the terms of the applicable investment subadvisory  agreement.  For the cash portion of Emerging  Markets,  Global  Growth,  International  Discovery,  International
Growth,  International  Opportunities,  International  Stock and Life  Sciences,
ACGIM has delegated  responsibility  for selecting  brokers to execute portfolio transactions  to ACIM under the terms of the applicable  investment  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the funds. Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the funds.

In the years ended November 30, 2005,  2004 and 2003, the brokerage  commissions of each fund is listed below.  Because  International Value was not in operation as of the fiscal year end, it is not included in the table below.

 FUND                         2005                 2004                  2003
--------------------------------------------------------------------------------
 Emerging Markets                             $2,610,100            $2,063,281
--------------------------------------------------------------------------------

 Global Growth                                  $586,362              $814,946
--------------------------------------------------------------------------------

 International Discovery                     $10,049,347            $9,263,736
--------------------------------------------------------------------------------

 International Growth                        $12,050,055           $15,644,627
--------------------------------------------------------------------------------

 International Opportunities                 $917,236(1)              $548,093
--------------------------------------------------------------------------------

 International Stock                                 N/A                   N/A
--------------------------------------------------------------------------------

 Life Sciences                                  $420,107              $281,357
--------------------------------------------------------------------------------

 Technology                                     $853,680              $751,753
--------------------------------------------------------------------------------

1    THE INCREASE IN BROKERAGE  COMMISSIONS  PAID BY THE FUND FOR THE YEAR ENDED
     NOVEMBER 30, 2004 IS A RESULT OF AN INCREASE IN SECURITIES PURCHASED BY THE
     FUND DUE TO A SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies:

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
 FUND                       BROKER, DEALER OR PARENT         NOVEMBER 30, 2005
--------------------------------------------------------------------------------

 Global Growth              American Express Co.                  x
                            ----------------------------------------------------

                            Citigroup Inc.                        x
                            ----------------------------------------------------

                            Goldman Sachs Group, Inc. (The)       x
                            ----------------------------------------------------

                            UBS AG                                x
                            ----------------------------------------------------

                            Wachovia Corp.                        x
--------------------------------------------------------------------------------

 International Growth       UBS AG                                x
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower unified  management fee. In addition to the management fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors or by vote of a majority of the  outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the A Class Plan was: International Growth, $x.

Because  the A  Class  of  Global  Growth  and  International  Value  was not in
operation as of the fiscal year end, no fees were paid under the A Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds. Distribution services include any activity undertaken or expense incurred that is  primarily  intended  to  result  in the sale of A Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2005,  the  aggregate  amount of fees paid under the B Class
Plan was: International Growth, $x.

Because  the B  Class  of  Global  Growth  and  International  Value  was not in
operation as of the fiscal year end, no fees were paid under the B Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2005,  the  aggregate  amount of fees paid under the C Class
Plan was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Growth                 $x
     Life Sciences                        $x

Because the C Class of International Value was not in operation as of the fiscal year end, no fees were paid under the C Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount  of  fees  paid  under  the R  Class  Plan  was:  Global  Growth,  $x and
International Growth, $x.

Because the R Class of International Value was not in operation as of the fiscal year end, no fees were paid under the R Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales personnel) who offer the Advisor Class shares for the services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but are not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  November 30,  2005,  the amount of fees paid under the Advisor Class Plan for shareholder services was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2005,  the amount of fees paid under the Advisor Class Plan for distribution services was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled INVESTING
THROUGH  A  FINANCIAL  INTERMEDIARY.  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid to the  distributor for the A Class and B Class shares in the fiscal year ended November 30, 2005,  for  International  Growth.  Because the A
Class and B Class of Global  Growth were not in  operation as of the fiscal year end, no CDSC fees were paid.

The  aggregate  CDSCs paid to the  distributor  for C Class shares in the fiscal year ended November 30, 2005, were:

     Emerging Markets                     $x
     Global Growth                        $x
     International Growth                 $x
     Life Sciences                        $x

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

 PURCHASE AMOUNT                          DEALER CONCESSION
--------------------------------------------------------------------------------
 less than $50,000                        5.00%
--------------------------------------------------------------------------------
 $50,000 - $99,999                        4.00%
--------------------------------------------------------------------------------
 $100,000 - $249,999                      3.25%
--------------------------------------------------------------------------------
 $250,000 - $499,999                      2.00%
--------------------------------------------------------------------------------
 $500,000 - $999,999                      1.75%
--------------------------------------------------------------------------------
 $1,000,000 - $3,999,999                  1.00%
--------------------------------------------------------------------------------
 $4,000,000 - $9,999,999                  0.50%
--------------------------------------------------------------------------------
 greater than $10,000,000                 0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the funds expect the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.  Distributions  from gains on assets held by the funds longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the funds.  If you purchase  shares in the fund and sell them at a loss  within six  months,  your loss on the sale of those  shares will be  treated as a  long-term  capital  loss to the  extent of any  long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2005, the funds in the table below had the following  capital loss carryover,  which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss  has  been  offset  or  expired.  Because  International  Value  was not in operation as of the fiscal year end, it is not included in the table below.

 FUND                    2008          2009               2010            2011
--------------------------------------------------------------------------------

 Emerging Markets          x             x                  x               x
--------------------------------------------------------------------------------

 Global Growth             x             x                  x               x
--------------------------------------------------------------------------------

 International Discovery   x             x                  x               x
--------------------------------------------------------------------------------

 International Growth      x             x                  x               x
--------------------------------------------------------------------------------

 International             x             x                  x               x
 Opportunities
--------------------------------------------------------------------------------

 International Stock       x             x                  x               x
--------------------------------------------------------------------------------

 Life Sciences             x             x                  x               x
--------------------------------------------------------------------------------

 Technology                x             x                  x               x
--------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the Owash saleO rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements have been audited by Deloitte & Touche LLP. The funds'
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included  in the funds'  annual  reports  for the fiscal  year ended
November 30, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectuses  and in this SAI, some of the funds may invest in fixed-income securities.  Those investments,  however, are subject to certain credit quality  restrictions  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectuses.

RATINGS OF CORPORATE DEBT SECURITIES

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------

AAA             This is the highest rating assigned by S&P to a debt obligation.
                It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA              Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A               Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
                conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB              Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,
                financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B               Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC             Debt rated in this category is currently vulnerable to
                nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC              Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
                subordinated to senior debt that is assigned an actual or
                implied CCC rating.
--------------------------------------------------------------------------------
C               The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of
                interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D               Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not
                expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

 MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
 Aaa        This is the highest rating assigned by Moody's to a debt obligation.
            It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
 Aa         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
 A          Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
            Although capacity to pay interest and repay principal are
            considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
 Baa        Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
            While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative
            characteristics.
--------------------------------------------------------------------------------
 Ba         Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
 B          Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
 Caa        Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
 Ca         Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
 C          This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

 FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
 AAA        Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
 AA         Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
 A          Debt rated in this category has a low expectation of credit risk.
            Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
 BBB        Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
            This is the lowest investment grade category.
--------------------------------------------------------------------------------

 FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
 BB               Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                  Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
 B                Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                  currently are being met, but capacity for continued debt
                  service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
 CCC, CC, C       Debt rated in these categories has a real possibility for
                  default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                  developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
 DDD, DD, D       The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be
                  estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of
                  50%-90% and D the lowest recovery potential, i.e., below 50%.

                  Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities
                  rated DD and D are generally undergoing a formal
                  reorganization or liquidation process; those rated DD are
                  likely to satisfy a higher portion of their outstanding
                  obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

 COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------

 S&P         MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
 A-1         Prime-1              This indicates that the degree of safety
             (P-1)                regarding timely payment is strong. Standard
                                  & Poor's rates those issues determined to
                                  possess extremely strong safety
                                  characteristics as A-1+.
--------------------------------------------------------------------------------
 A-2         Prime-2              Capacity for timely payment on commercial
             (P-2)                paper is satisfactory, but the relative
                                  degree of safety is not as high as for issues
                                  designated A-1. Earnings trends and coverage
                                  ratios, while sound, will be more subject to
                                  variation. Capitalization characteristics,
                                  while still appropriated, may be more affected
                                  by external conditions. Ample alternate
                                  liquidity is maintained.
--------------------------------------------------------------------------------
 A-3         Prime-3              Satisfactory capacity for timely repayment.
             (P-3)                Issues that carry this rating are somewhat
                                  more vulnerable to the adverse changes in
                                  circumstances than obligations carrying the
                                  higher designations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

 NOTE RATINGS
--------------------------------------------------------------------------------

 S&P            MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
 SP-1           MIG-1; VMIG-1        Notes are of the highest quality enjoying
                                     strong protection from established cash
                                     flows of funds for their servicing or from
                                     established and broad-based access to the
                                     market for refinancing, or both.
--------------------------------------------------------------------------------
 SP-2           MIG-2; VMIG-2        Notes are of high quality, with margins of
                                     protection ample, although not so large as
                                     in the preceding group.
--------------------------------------------------------------------------------
 SP-3           MIG-3; VMIG-3        Notes are of favorable quality, with all
                                     security elements accounted for, but
                                     lacking the undeniable strength of the
                                     preceding grades. Market access for
                                     refinancing, in particular, is likely to
                                     be less well established.
--------------------------------------------------------------------------------
 SP-4           MIG-4; VMIG-4        Notes are of adequate quality, carrying
                                     specific risk but having protection and
                                     not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     o EDGAR database at sec.gov
                    o By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200

                        Kansas City, Missouri 64141-6200
                        INVESTOR SERVICES REPRESENTATIVE
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                               AMERICANCENTURY.COM

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

0509

SH-SAI-XXXXX

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century World Investors,
Inc.,  dated  December  27,  1990  (filed   electronically  as  Exhibit  B1a  to
Post-Effective  Amendment No. 6 to the Registration  Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated  August 10, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  April 24,  1995 (filed  electronically  as Exhibit B1c to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  March 11,  1996 (filed  electronically  as Exhibit B1d to  Post-Effective
Amendment  No. 7 to the  Registration  Statement of the  Registrant  on June 13,
1996, File No. 33-39242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit B1f to Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit B1e to  Post-Effective
Amendment  No. 8 to the  Registration  Statement of the  Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  B1f  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  November  13,  1998  (filed   electronically  as  Exhibit  B1i  to
Post-Effective  Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 22, 2000 (filed  electronically as Exhibit a11 to Post-Effective
Amendment  No. 19 to the  Registration  Statement of the  Registrant  on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  October  18,  2000  (filed   electronically   as  Exhibit  a12  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the  Registration  Statement of the  Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the  Registration  Statement of the  Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  August  14,  2003  (filed   electronically   as  Exhibit  a16  to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  January  13,  2005  (filed   electronically   as  Exhibit  a17  to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (18) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 22, 2005 (filed electronically as Exhibit a18 to Post-Effective
Amendment  No. 36 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 33-39242, and incorporated herein by reference).

          (19) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  September  19,  2005  (filed  electronically  as  Exhibit  a19  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on November 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (20) Articles  Supplementary  of American  Century World Mutual Funds,
Inc. (to be filed by amendment).

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on January 14, 2005, File No. 33-39242,
and incorpated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  appearing as Exhibit  (a)(1) to Post-
Effective  Amendment No. 6 on Form N-1A of the Registrant,  and Article Fifth of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(2)  to
Post-Effective  Amendment  No.  9  on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated July 29,  2005  (filed  electronically  as
Exhibit d1 to Post-Effective  Amendment No. 36 to the Registration  Statement of
the Registrant on July 28, 2005, File No. 33-39242,  and incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Global   Investment   Management,   Inc.,   dated   September  29,  2005  (filed
electronically  as  Exhibit  d2  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (3)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment  Management,  Inc., dated February 24, 2005 (filed  electronically as
Exhibit d4 to Post-Effective  Amendment No. 34 to the Registration  Statement of
the Registrant on March 30, 2005, File No. 33-39242,  and incorporated herein by reference).

          (4) Amended and Restated  Management  Agreement with American  Century
Global Investment Management, Inc. (to be filed by amendment).

          (5)  Investment   Subadvisory   Agreement  with  Templeton  Investment
Counsel, LLC (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Supplemental  Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective  Amendment No. 16
to the  Registration  Statement of the  Registrant  on March 10, 2000,  File No.
33-39242, and incorporated herein by reference).

          (5)  Supplemental  Agreement  with The  Chase  Manhattan  Bank,  dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the  Registration  Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1, 1991  (filed  electronically  as  Exhibit  B9 to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated December 13, 2005, is included herein.

          (3)  Secretary's  Certificate,  dated  December 13, 2005,  is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242,  and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant on May 24, 2000, File No. 33-39242,  and  incorporated  herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of the American  Century Mutual Funds,  Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (21) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (22)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (25)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (26)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (27)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

          (28) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (29)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (31)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (32)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (33)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (34)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (35) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (36)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (37)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (38)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (39)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (40)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3)  Franklin  Templeton  Investment  Code of  Ethics  (to be filed by amendment).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of Investment Advisor

          None.

Item 27.   Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices           Positions and Offices
Business Address*         with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Director                        Director and
                                                          Co-Vice Chairman

James E. Stowers III      Chairman and Director           Director and
                                                          Co-Vice Chairman

William M. Lyons          President, Chief Executive      President
                          Officer and Director

Robert T. Jackson         Executive Vice President,       Executive Vice
                          Chief Financial Officer         President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President           none

Brian Jeter               Senior Vice President           none

Mark Killen               Senior Vice President           none

David Larrabee            Senior Vice President           none

Barry Mayhew              Senior Vice President           none

David C. Tucker           Senior Vice President           Senior Vice President
                          and General Counsel             and General Counsel

Clifford Brandt           Chief Compliance Officer        none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  World Mutual  Funds,  Inc.,  American  Century
Services, LLC, American Century Global Investment Management,  Inc. and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29.  Management Services - Not Applicable.

Item 30.   Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 14th day of December, 2005.

                              AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  -------------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                                DATE
---------                        -----                                ----

*William M. Lyons           President                          December 14, 2005
----------------------      and Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,             December 14, 2005
----------------------      Treasurer and Chief
Maryanne Roepke             Financial Officer

*James E. Stowers, Jr.      Co-Vice Chairman of the            December 14, 2005
----------------------      Board and Director
James E. Stowers, Jr.

*James E. Stowers III       Co-Vice Chairman of the            December 14, 2005
----------------------      Board and Director
James E. Stowers III

*Thomas A. Brown            Director                           December 14, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                           December 14, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           December 14, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt            Chairman of the Board              December 14, 2005
----------------------      and Director
Donald H. Pratt

*Gale E. Sayers             Director                           December 14, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord     Director                           December 14, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster         Director                           December 14, 2005
----------------------
Timothy S. Webster

*By:   /s/ Kathleen Gunja Nelson
       ----------------------------------------------
       Kathleen Gunja Nelson
       Attorney-in-Fact
       (pursuant to a  Power of Attorney
       dated December 13, 2005)